UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                 Investment Company Act file number: 811-08367



                            EVERGREEN MUNICIPAL TRUST
_____________________________________________________________________________
               Exact name of registrant as specified in charter)


                               200 Berkeley Street
                        Boston, Massachusetts 02116-5034
 _____________________________________________________________________________
                    (Address of principal executive offices)


                          The Corporation Trust Company
                              1209 Orange Street
                           Wilmington, Delaware 19801
  _____________________________________________________________________________
                     (Name and address of agent for service)


Registrant's telephone number, including area code:    (617) 210-3200

Dates of fiscal year ends:   3/31, 5/31, 8/31

Date of reporting period:  7/1/2003 - 6/30/2004

ITEM 1. PROXY VOTING RECORD


        The following are series of Evergreen Municipal Trust (the
"Registrant"):

  Evergreen State Municipal Bond Funds (FYE 3/31)
        Evergreen California Municipal Bond Fund
        Evergreen Connecticut Municipal Bond Fund
        Evergreen New Jersey Municipal Bond Fund
        Evergreen New York Municipal Bond Fund
        Evergreen Pennsylvania Municipal Bond Fund

  Evergreen National Municipal Bond Funds (FYE 5/31)
        Evergreen High Grade Municipal Bond Fund
        Evergreen High Income Municipal Bond Fund
        Evergreen Municipal Bond Fund
        Evergreen Short-Intermediate Municipal Bond Fund

  Evergreen Southern State Municipal Bond Funds (FYE 8/31)
        Evergreen Florida High Income Municipal Bond Fund
        Evergreen Florida Municipal Bond Fund
        Evergreen Georgia Municipal Bond Fund
        Evergreen Maryland Municipal Bond Fund
        Evergreen North Carolina Municipal Bond Fund
        Evergreen South Carolina Municipal Bond Fund
        Evergreen Virginia Municipal Bond Fund



        The Registrant, including all of its series listed above, held no securities during the period covered by this report in which there was a securityholder vote, and accordingly, have no proxy votes to report.


        The following series of the Registrant merged into another Evergreen Fund during the reporting period (date of merger indicated below) and held no voting securities from 7/1/2003 through the date of the merger:

        Evergreen Offit National Municipal Bond Fund (merged on 7/14/03 into
                Evergreen Intermediate Municipal Bond Fund, a series of Evergreen Select Fixed Income Trust, CIK: 0001046232, file no.: 811-08365, Form N-PX filed on August 30, 2004)

                                   SIGNATURE


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                EVERGREEN MUNICIPAL TRUST


                                By:   /s/ Dennis H. Ferro
                                   ---------------------------------------
                                    Dennis H. Ferro
                                    President
                                        (Chief Executive Officer)

Date:    August 30, 2004
     --------------------------